Stockholders' Equity - RSA and RSU activities (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RSA
Shares :
Outstanding as at the beginning of the period (in shares)	1,404,557	1,404,557	1,404,557	1,675,000
Forfeited (in shares)				(270,443)
Outstanding as at the end of the period (in shares)	1,404,557	1,404,557	1,404,557	1,404,557
Weighted Average Grant Date Fair Value Per Share :
Outstanding as at the beginning of the period (in dollars per share)	$ 4.09	$ 4.09	$ 4.09	$ 4.09
Forfeited (in dollars per share)				4.09
Outstanding as at the end of the period (in dollars per share)	$ 4.09	$ 4.09	$ 4.09	$ 4.09
RSU
Shares :
Outstanding as at the beginning of the period (in shares)	3,247,352	2,186,915	1,670,669
Granted (in shares)	1,073,045	1,473,912	932,444	1,954,639
Forfeited (in shares)	(210,536)	(413,475)	(416,198)	(283,970)
Outstanding as at the end of the period (in shares)	4,109,861	3,247,352	2,186,915	1,670,669
Weighted Average Grant Date Fair Value Per Share :
Outstanding as at the beginning of the period (in dollars per share)	$ 24.46	$ 21.47	$ 19.94
Granted (in dollars per share)	16.84	28.89	23.73	$ 19.74
Forfeited (in dollars per share)	25.82	24.39	20.40	18.58
Outstanding as at the end of the period (in dollars per share)	$ 22.40	$ 24.46	$ 21.47	$ 19.94
PRSU
Shares :
Granted (in shares)	375,000
Outstanding as at the end of the period (in shares)	375,000
Weighted Average Grant Date Fair Value Per Share :
Granted (in dollars per share)	$ 4.04
Outstanding as at the end of the period (in dollars per share)	$ 4.04